Commitments and Contingencies - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2018	Sep. 07, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2014
Loss Contingencies [Line Items]
Rental expenses operating lease		$ 0.9	$ 2.0	$ 2.9	$ 3.6
Gain loss on termination of operating lease					1.1
Barclays Bank Plc [Member]
Loss Contingencies [Line Items]
Letter of credit outstanding				40.9
Barclays Bank Plc [Member] | Letter of Credit [Member]
Loss Contingencies [Line Items]
Interest expenses on bank letter of credit		$ 0.1	$ 0.1	0.8	$ 0.7
Couchmans LLP Settlement [Member]
Loss Contingencies [Line Items]
Litigation amount payable						$ 1.4
Litigation amount payments	$ 0.1
Long Term Purchase Obligation Related To Cloud Based Hosting [Member]
Loss Contingencies [Line Items]
Total purchase commitments				11.1
Long Term Purchase Obligation Related To Cloud Based Hosting [Member] | February 2023 [Member] | Barclays Bank Plc [Member]
Loss Contingencies [Line Items]
Total purchase commitments				$ 5.1